Selling, General And Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Selling, General And Administrative Expenses [Abstract]
Schedule Of Selling, General And Administrative Expenses

	Year ended December 31,
	2009	2010	2011
Personnel expenses (1) (3)	$40,684	$39,708	$52,262
Travel expenses	5,216	5,130	5,862
Professional services	12,217	13,752	13,159
Office expenses	3,368	4,067	3,943
Directors expenses	3,382	4,789	5,582
Aircraft management fee (2)	—	6,395	26,841
Mark-to-market on derivative instruments and foreign currency results	4,148	(1,651)	2,811
Other expenses	7,613	8,437	10,286
	$76,628	$80,627	$120,746

(1)           Includes share-based compensation of $2,986, $2,875 and $6,159 in the years ended December 31, 2009, 2010 and 2011, respectively.

(2)           Includes a one-off charge of $24,500 relating to the buy-out of the Genesis portfolio servicing rights in the year ended December 31, 2011.

(3)           Includes termination and severance payments of $5,151 in the year ended December 31, 2011.